LONG-TERM DEBT AND NOTE PAYABLE - Schedule of Debt (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Debt Instrument [Line Items]
Long term debt, carrying amount	$ 394,147
Unamortized deferred financing cost	6,857	$ 8,096
Total long-term debt	387,290	396,051
Credit agreement, due June 2022
Debt Instrument [Line Items]
Long term debt, carrying amount	$ 144,147	$ 154,147
Debt instrument, interest rate, effective percentage	4.24%	4.25%
8.25% senior notes, due January 2023
Debt Instrument [Line Items]
Long term debt, carrying amount	$ 250,000	$ 250,000
Debt instrument, interest rate, effective percentage	8.25%	8.25%
Amended Asset-Backed Lending facility, due June 2019
Debt Instrument [Line Items]
Long term debt, carrying amount	$ 0	$ 0
Unamortized deferred financing cost associated with Amended ABL Facility	$ 700	$ 1,100